SEMI-ANNUAL REPORT AS OF
SEPTEMBER 30, 2000
(UNAUDITED)

SEI ASSET
ALLOCATION TRUST

--------------------------------------------------------------------------------
Diversified Conservative Income Fund
--------------------------------------------------------------------------------
Diversified Conservative Fund
--------------------------------------------------------------------------------
Diversified Global Moderate Growth Fund
--------------------------------------------------------------------------------
Diversified Moderate Growth Fund
--------------------------------------------------------------------------------
Diversified Global Growth Fund
--------------------------------------------------------------------------------
Diversified Global Stock Fund
--------------------------------------------------------------------------------
Diversified U.S. Stock Fund
--------------------------------------------------------------------------------

[SEI Investments logo omitted]

TABLE OF CONTENTS
--------------------------------------------------------------------------------



STATEMENTS OF NET ASSETS/SCHEDULE OF INVESTMENTS..........................     1
STATEMENT OF ASSETS AND LIABILITIES.......................................     5
STATEMENTS OF OPERATIONS..................................................     6
STATEMENTS OF CHANGES IN NET ASSETS.......................................     8
FINANCIAL HIGHLIGHTS......................................................    10
NOTES TO FINANCIAL STATEMENTS.............................................    12

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 2000 (UNAUDITED)

DIVERSIFIED CONSERVATIVE
INCOME FUND
--------------------------------------------------------------------------------
                                                    MARKET
DESCRIPTION                            SHARES     VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 24.6%
   SEI Institutional Managed Trust
     Large Cap Growth Fund           156,313       $ 5,665
   SEI Institutional Managed Trust
     Large Cap Value Fund            216,169         4,042
   SEI Institutional Managed Trust
     Small Cap Growth Fund            21,890           669
   SEI Institutional Managed Trust
     Small Cap Value Fund             27,590           445
                                                   -------
TOTAL EQUITY FUNDS
   (Cost $10,024)                                   10,821
                                                   -------
FIXED INCOME FUND -- 55.0%
   SEI Institutional Managed Trust
     Core Fixed Income Fund        2,404,526        24,238
                                                   -------
TOTAL FIXED INCOME FUND
   (Cost $24,390)                                   24,238
                                                   -------
MONEY MARKET FUND -- 20.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund         8,786,144         8,786
                                                   -------
TOTAL MONEY MARKET FUND
   (Cost $8,786)                                     8,786
                                                   -------
TOTAL INVESTMENTS -- 99.6%
   (Cost $43,200)                                   43,845
                                                   -------
OTHER ASSETS AND LIABILITIES,
   NET -- 0.4%                                         196
                                                   -------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 2,768,011 outstanding
   shares of beneficial interest                    31,409
Fund Shares of Class D (unlimited
   authorization -- no par value)
   based on 973,757 outstanding
   shares of beneficial interest                    10,964
Undistributed net investment income                    460
Accumulated net realized gain on investments           563
Net unrealized appreciation on investments             645
                                                   -------
TOTAL NET ASSETS -- 100.0%                         $44,041
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                      $ 11.79
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                      $ 11.71
                                                   =======


DIVERSIFIED CONSERVATIVE
FUND
--------------------------------------------------------------------------------
                                                    MARKET
DESCRIPTION                            SHARES     VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 39.4%
   SEI Institutional International Trust
     International Equity Fund       412,129       $ 5,082
   SEI Institutional Managed Trust
     Large Cap Growth Fund           290,197        10,517
   SEI Institutional Managed Trust
     Large Cap Value Fund            403,710         7,549
   SEI Institutional Managed Trust
     Small Cap Growth Fund            39,753         1,215
   SEI Institutional Managed Trust
     Small Cap Value Fund             51,158           826
                                                   -------
TOTAL EQUITY FUNDS
   (Cost $21,285)                                   25,189
                                                   -------
FIXED INCOME FUNDS -- 59.3%
   SEI Institutional International
     Trust International Fixed
     Income Fund                     957,156         9,390
   SEI Institutional Managed Trust
     Core Fixed Income Fund        2,830,466        28,531
                                                   -------
TOTAL FIXED INCOME FUNDS
   (Cost $40,069)                                   37,921
                                                   -------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund           635,486           635
                                                   -------
TOTAL MONEY MARKET FUND
   (Cost $635)                                         635
                                                   -------
TOTAL INVESTMENTS -- 99.7%
   (Cost $61,989)                                   63,745
                                                   -------
OTHER ASSETS AND LIABILITIES,
   NET -- 0.3%                                         181
                                                   -------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 4,152,165 outstanding
   shares of beneficial interest                    44,557
Fund Shares of Class D (unlimited
   authorization -- no par value)
   based on 1,398,106 outstanding
   shares of beneficial interest                    15,184
Undistributed net investment income                    387
Accumulated net realized gain on investments         2,042
Net unrealized appreciation on investments           1,756
                                                   -------
TOTAL NET ASSETS -- 100.0%                         $63,926
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                      $ 11.53
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                      $ 11.48
                                                   =======


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                               1

SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 2000 (UNAUDITED)

DIVERSIFIED GLOBAL
MODERATE GROWTH FUND
--------------------------------------------------------------------------------
                                                    MARKET
DESCRIPTION                            SHARES     VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 55.6%
   SEI Institutional International Trust
     Emerging Markets Equity Fund    527,346       $ 4,846
   SEI Institutional International Trust
     International Equity Fund       797,548         9,834
   SEI Institutional Managed Trust
     Large Cap Growth Fund           495,817        17,968
   SEI Institutional Managed Trust
     Large Cap Value Fund            690,003        12,903
   SEI Institutional Managed Trust
     Small Cap Growth Fund            68,035         2,080
   SEI Institutional Managed Trust
     Small Cap Value Fund             87,708         1,416
                                                   -------
TOTAL EQUITY FUNDS
   (Cost $48,168)                                   49,047
                                                   -------
FIXED INCOME FUNDS -- 36.6%
   SEI Institutional International Trust
     Emerging Markets Debt Fund      339,155         3,225
   SEI Institutional International Trust
     International Fixed
     Income Fund                     492,227         4,829
   SEI Institutional Managed Trust
     Core Fixed Income Fund        2,083,223        20,999
   SEI Institutional Managed Trust
     High Yield Bond Fund            349,920         3,202
                                                   -------
TOTAL FIXED INCOME FUNDS
   (Cost $32,293)                                   32,255
                                                   -------
MONEY MARKET FUND -- 0.9%
   SEI Liquid Asset Trust
     Prime Obligation Fund           831,362           831
                                                   -------
TOTAL MONEY MARKET FUND
   (Cost $831)                                         831
                                                   -------
TOTAL INVESTMENTS -- 93.1%
   (Cost $81,292)                                   82,133
                                                   -------
OTHER ASSETS AND LIABILITIES,
   NET-- 6.9%                                        6,128
                                                   -------
TOTAL NET ASSETS-- 100.0%                          $88,261
                                                   =======


DIVERSIFIED MODERATE
GROWTH FUND
--------------------------------------------------------------------------------
                                                    MARKET
DESCRIPTION                            SHARES     VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 60.0%
   SEI Institutional International
     Trust International
     Equity Fund                   2,502,498      $ 30,856
   SEI Institutional Managed Trust
     Large Cap Growth Fund         1,794,360        65,028
   SEI Institutional Managed Trust
     Large Cap Value Fund          2,475,451        46,291
   SEI Institutional Managed Trust
     Small Cap Growth Fund           246,826         7,545
   SEI Institutional Managed Trust
     Small Cap Value Fund            312,775         5,048
                                                  --------
TOTAL EQUITY FUNDS
   (Cost $138,653)                                 154,768
                                                  --------
FIXED INCOME FUNDS -- 39.1%
   SEI Institutional International
     Trust International Fixed
      Income Fund                  2,558,516        25,099
   SEI Institutional Managed Trust
     Core Fixed Income Fund        7,533,923        75,942
                                                  --------
TOTAL FIXED INCOME FUNDS
   (Cost $104,535)                                 101,041
                                                  --------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund         2,581,909         2,582
                                                  --------
TOTAL MONEY MARKET FUND
   (Cost $2,582)                                     2,582
                                                  --------
TOTAL INVESTMENTS -- 100.1%
   (Cost $245,770)                                 258,391
                                                  --------
OTHER ASSETS AND LIABILITIES,
   NET -- (0.1%)                                      (369)
                                                  --------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 15,435,685 outstanding
   shares of beneficial interest                   201,290
Fund Shares of Class D (unlimited
   authorization -- no par value)
   based on 2,900,612 outstanding
   shares of beneficial interest                    36,574
Undistributed net investment income                    994
Accumulated net realized gain on investments         6,543
Net unrealized appreciation on investments          12,621
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $258,022
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                     $  14.09
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                     $  14.00
                                                  ========




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
2

--------------------------------------------------------------------------------



DIVERSIFIED GLOBAL
GROWTH FUND
--------------------------------------------------------------------------------
                                                    MARKET
DESCRIPTION                           SHARES      VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 79.1%
   SEI Institutional International
     Trust Emerging Markets
     Equity Fund                   1,495,066      $ 13,740
   SEI Institutional International
     Trust International
     Equity Fund                   2,322,493        28,636
   SEI Institutional Managed Trust
     Large Cap Growth Fund         1,480,395        53,650
   SEI Institutional Managed Trust
     Large Cap Value Fund          2,052,237        38,377
   SEI Institutional Managed Trust
     Small Cap Growth Fund           205,418         6,280
   SEI Institutional Managed Trust
     Small Cap Value Fund            267,040         4,310
                                                  --------
TOTAL EQUITY FUNDS
   (Cost $130,617)                                 144,993
                                                  --------
FIXED INCOME FUNDS -- 19.3%
   SEI Institutional International
     Trust Emerging Markets
     Debt Fund                       372,600         3,543
   SEI Institutional International
     Trust International Fixed
     Income Fund                     537,055         5,269
   SEI Institutional Managed Trust
     Core Fixed Income Fund        2,291,609        23,099
   SEI Institutional Managed Trust
     High Yield Bond Fund            388,215         3,552
                                                  --------
Total Fixed Income Funds
   (Cost $36,366)                                   35,463
                                                  --------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund         1,857,164         1,857
                                                  --------
TOTAL MONEY MARKET FUND
   (Cost $1,857)                                     1,857
                                                  --------
TOTAL INVESTMENTS -- 99.4%
   (Cost $168,840)                                 182,313
                                                  --------
OTHER ASSETS AND LIABILITIES,
   NET -- 0.6%                                       1,078
                                                  --------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 10,330,184 outstanding
   shares of beneficial interest                  $137,425
Fund Shares of Class D (unlimited
   authorization -- no par value)
   based on 2,256,486 outstanding
   shares of beneficial interest                    28,142
Undistributed net investment income                    327
Accumulated net realized gain on investments         4,024
Net unrealized appreciation on investments          13,473
                                                  ========
TOTAL NET ASSETS -- 100.0%                        $183,391
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                     $  14.59
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                     $  14.48
                                                  ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                               3

STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 2000 (UNAUDITED)

DIVERSIFIED GLOBAL
STOCK FUND
--------------------------------------------------------------------------------
                                                    MARKET
DESCRIPTION                            SHARES     VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 97.5%
   SEI Institutional International
     Trust Emerging Markets
     Equity Fund                   1,478,453      $ 13,587
   SEI Institutional International
     Trust International
     Equity Fund                   2,212,270        27,277
   SEI Institutional Managed Trust
     Large Cap Growth Fund         1,373,573        49,778
   SEI Institutional Managed Trust
     Large Cap Value Fund          1,911,755        35,750
   SEI Institutional Managed Trust
     Small Cap Growth Fund           189,282         5,786
   SEI Institutional Managed Trust
     Small Cap Value Fund            241,685         3,901
                                                  --------
TOTAL EQUITY FUNDS
   (Cost $132,441)                                 136,079
                                                  --------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund         1,392,793         1,393
                                                  --------
TOTAL MONEY MARKET FUND
   (Cost $1,393)                                     1,393
                                                  --------
TOTAL INVESTMENTS -- 98.5%
   (Cost $133,834)                                 137,472
                                                  --------
OTHER ASSETS AND LIABILITIES,
   NET -- 1.5%                                       2,065
                                                  --------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 8,329,419 outstanding
   shares of beneficial interest                   114,762
Fund Shares of Class D (unlimited
   authorization -- no par value)
   based on 1,021,083 outstanding
   shares of beneficial interest                    13,797
Distributions in excess of net
   investment income                                    (6)
Accumulated net realized gain on investments         7,346
Net unrealized appreciation on investments           3,638
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $139,537
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                     $  14.96
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                     $  14.58
                                                  ========

DIVERSIFIED
U.S. STOCK FUND
--------------------------------------------------------------------------------
                                                    MARKET
DESCRIPTION                            SHARES     VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 99.0%
   SEI Institutional Managed Trust
     Large Cap Growth Fund         2,411,324      $ 87,387
   SEI Institutional Managed Trust
     Large Cap Value Fund          3,365,844        62,941
   SEI Institutional Managed Trust
     Small Cap Growth Fund           330,499        10,103
   SEI Institutional Managed Trust
     Small Cap Value Fund            430,607         6,950
                                                  --------
TOTAL EQUITY FUNDS
   (Cost $145,457)                                 167,381
                                                  --------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund         1,743,040         1,743
                                                  --------
TOTAL MONEY MARKET FUND
   (Cost $1,743)                                     1,743
                                                  --------
TOTAL INVESTMENTS -- 100.0%
   (Cost $147,200)                                 169,124
                                                  --------
OTHER ASSETS AND LIABILITIES,
   NET -- 0.0%                                           2
                                                  --------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 6,658,788 outstanding
   shares of beneficial interest                   104,111
Fund Shares of Class D (unlimited
   authorization -- no par value)
   based on 2,641,162 outstanding
   shares of beneficial interest                    38,342
Distributions in excess of net
   investment income                                    (3)
Accumulated net realized gain on investments         4,752
Net unrealized appreciation on investments          21,924
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $169,126
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                     $  18.34
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D                     $  17.80
                                                  ========




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
4

STATEMENT OF ASSETS AND LIABILITIES (000)
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 2000 (UNAUDITED)

                                                                    -----------------------------
                                                                          DIVERSIFIED GLOBAL
                                                                            MODERATE GROWTH
                                                                                 FUND
                                                                    -----------------------------
ASSETS:
   Investments at value (Cost $81,292)                                        $82,133
   Cash                                                                           107
   Income receivable                                                              144
   Capital shares sold receivable                                               6,179
                                                                              -------
      Total Assets                                                             88,563
                                                                              -------
LIABILITIES:
   Investment securities purchased                                                262
   Capital shares redeemed payable                                                  3
   Accrued expenses payable                                                        37
                                                                              -------
      Total Liabilities                                                           302
                                                                              -------
      Total Net Assets                                                        $88,261
                                                                              =======
NET ASSETS:
   Fund Shares of Class A (unlimited authorization -- no par value)
     based on 6,013,792 outstanding shares of beneficial interest              75,464
   Fund Shares of Class D (unlimited authorization -- no par value)
     based on 758,778 outstanding shares of beneficial interest                 8,812
   Undistributed net investment income                                            361
   Accumulated net realized gain on investments                                 2,783
   Net unrealized appreciation on investments                                     841
                                                                              -------
TOTAL NET ASSETS -- 100%                                                      $88,261
                                                                              -------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE -- CLASS A           $ 13.05
                                                                              =======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE -- CLASS D           $ 12.91
                                                                              =======


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                               5

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)

                                           -------------        ------------          ------------        -----------
                                            DIVERSIFIED                                DIVERSIFIED        DIVERSIFIED
                                           CONSERVATIVE          DIVERSIFIED             GLOBAL            MODERATE
                                              INCOME            CONSERVATIVE            MODERATE            GROWTH
                                               FUND                 FUND              GROWTH FUND            FUND
                                           -------------        ------------          ------------        -----------
INVESTMENT INCOME:
   Income distributions from
     affiliated funds                         $1,050              $   966              $   884             $ 2,708
                                              ------              -------              -------             -------
EXPENSES:
   Administration fees                            43                   62                   76                 239
   Less: administration fees waived              (43)                 (62)                 (76)               (239)
   Less: reimbursement from administrator        (15)                 (41)                 (22)                (55)
   Investment advisory fees                       22                   31                   38                 120
   Custodian fees                                  2                    4                    2                   8
   Transfer agent fees                             5                   18                   12                  28
   Professional fees                               2                    6                    3                  13
   Registration & filing fees                      6                   13                   10                  21
   Printing fees                                   2                    3                    2                   5
   Trustee fees                                    1                    1                   --                   2
   Distribution & shareholder
     servicing fees (1)                           55                   80                   46                 198
   Amortization of deferred
     organization costs                            2                    2                   --                   2
                                              ------              -------              -------             -------
         Total expenses after waivers
           and reimbursements                     82                  117                   91                 342
                                              ------              -------              -------             -------
NET INVESTMENT INCOME                            968                  849                  793               2,366
                                              ------              -------              -------             -------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
   Net realized gain from
     security transactions                       135                  222                  313                 609
   Net change in unrealized appreciation
     (depreciation) on investments                60               (1,431)              (3,730)             (6,992)
                                              ------              -------              -------             -------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                            $1,163              $  (360)             $(2,624)            $(4,017)
                                              ======              =======              =======             =======

Amounts designated as "--" are zero or have been rounded to zero.
(1) All distribution and shareholder servicing fees are incurred at the Class D level.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
6

--------------------------------------------------------------------------------


                                                -----------          -----------       -----------
                                                DIVERSIFIED          DIVERSIFIED
                                                  GLOBAL               GLOBAL          DIVERSIFIED
                                                  GROWTH                STOCK          U.S. STOCK
                                                   FUND                 FUND              FUND
                                                -----------          -----------       -----------
INVESTMENT INCOME:
   Income distributions from
     affiliated funds                           $  1,216             $    278           $   557
                                                --------             --------           -------
EXPENSES:
   Administration fees                               176                  118               160
   Less: administration fees waived                 (176)                (118)             (160)
   Less: reimbursement from administrator            (76)                 (10)              (52)
   Investment advisory fees                           88                   59                80
   Custodian fees                                     10                    2                 8
   Transfer agent fees                                34                    4                22
   Professional fees                                  15                    2                 8
   Registration & filing fees                         24                    7                20
   Printing fees                                       6                    2                 5
   Trustee fees                                        2                   --                 2
   Distribution & shareholder
     servicing fees (1)                              164                   72               233
   Amortization of deferred
     organization costs                                2                    4                 2
                                                --------             --------           -------
         Total expenses after waivers
           and reimbursements                        269                  142               328
                                                --------             --------           -------
NET INVESTMENT INCOME                                947                  136               229
                                                --------             --------           -------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
   Net realized gain from
     security transactions                         1,247                5,754               574
   Net change in unrealized appreciation
     (depreciation) on investments               (10,776)             (12,940)           (2,468)
                                                --------             --------           -------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              $ (8,582)            $ (7,050)          $(1,665)
                                                ========             ========           =======

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED) AND FOR THE YEARS ENDED MARCH 31,

                                                                       ------------------  -------------------  -------------------
                                                                           DIVERSIFIED                              DIVERSIFIED
                                                                          CONSERVATIVE         DIVERSIFIED        GLOBAL MODERATE
                                                                              FUND                FUND             GROWTH FUND
                                                                       ------------------  -------------------  -------------------
                                                                        4/1/00-   4/1/99-   4/1/00-    4/1/99-   4/1/00-    4/1/99-
                                                                        9/30/00   3/31/00   9/30/00    3/31/00   9/30/00    3/31/00
                                                                       ------------------  -------------------  --------   --------
OPERATIONS:
   Net investment income                                               $   968   $  1,397  $   849   $  1,621   $    793   $  1,051
   Capital gain distributions received from investments                     --        329       --        810         --      1,006
   Net realized gain from security transactions                            135        622      222      1,918        313      2,582
   Net change in unrealized appreciation (depreciation) on investments      60        273   (1,431)     1,185     (3,730)     3,876
                                                                       -------   --------  -------   --------   --------   --------
Net increase (decrease) in net assets resulting from operations          1,163      2,621     (360)     5,534     (2,624)     8,515
                                                                       -------   --------  -------   --------   --------   --------
DISTRIBUTIONS FROM:
   Net investment income:
     Class A                                                              (733)    (1,196)    (677)    (1,980)      (632)    (1,086)
     Class D                                                              (203)      (251)    (158)      (496)       (52)      (209)
   Net realized gains:
     Class A                                                                --       (382)      --       (954)        --       (757)
     Class D                                                                --        (94)      --       (322)        --       (125)
                                                                       -------   --------  -------   --------   --------   --------
   Total distributions                                                    (936)    (1,923)    (835)    (3,752)      (684)    (2,177)
                                                                       -------   --------  -------   --------   --------   --------
CAPITAL SHARE TRANSACTIONS:
CLASS A:
   Proceeds from shares issued                                           7,555     20,984    8,640     20,213     38,551     55,954
   Reinvestment of distributions                                           643      1,315      636      2,718        583      1,663
   Cost of shares redeemed                                              (6,693)   (13,785)  (5,878)   (19,171)   (16,234)   (28,574)
                                                                       -------   --------  -------   --------   --------   --------
   Increase in net assets derived from Class A transactions              1,505      8,514    3,398      3,760     22,900     29,043
                                                                       -------   --------  -------   --------   --------   --------
CLASS D:
   Proceeds from shares issued                                           1,030      8,134    1,934      7,463      2,168      3,783
   Reinvestment of distributions                                           176        303      152        797         51        326
   Cost of shares redeemed                                                (784)    (2,842)  (1,686)    (5,188)    (1,353)    (2,839)
                                                                       -------   --------  -------   --------   --------   --------
   Increase in net assets derived from Class D transactions                422      5,595      400      3,072        866      1,270
                                                                       -------   --------  -------   --------   --------   --------
   Increase in net assets derived from capital share transactions        1,927     14,109    3,798      6,832     23,766     30,313
                                                                       -------   --------  -------   --------   --------   --------
   Net increase in net assets                                            2,154     14,807    2,603      8,614     20,458     36,651
                                                                       -------   --------  -------   --------   --------   --------
NET ASSETS:
   Beginning of period                                                  41,887     27,080   61,323     52,709     67,803     31,152
                                                                       -------   --------  -------   --------   --------   --------
   End of period                                                       $44,041   $ 41,887  $63,926   $ 61,323   $ 88,261   $ 67,803
                                                                       =======   ========  =======   ========   --------   --------
SHARES ISSUED AND REDEEMED:
CLASS A:
   Shares issued                                                           650      1,837      751      1,783      2,907      4,406
   Shares issued in lieu of cash distributions                              56        116       55        241         44        131
   Shares redeemed                                                        (576)    (1,209)    (513)    (1,694)    (1,231)    (2,221)
                                                                       -------   --------  -------   --------   --------   --------
     Total Class A transactions                                            130        744      293        330      1,720      2,316
                                                                       -------   --------  -------   --------   --------   --------
CLASS D:
   Shares issued                                                            89        717      168        661        165        300
   Shares issued in lieu of cash distributions                              15         27       13         71          4         26
   Shares redeemed                                                         (67)      (250)    (147)      (459)      (104)      (226)
                                                                       -------   --------  -------   --------   --------   --------
     Total Class D transactions                                             37        494       34        273         65        100
                                                                       -------   --------  -------   --------   --------   --------
   Increase in capital shares                                              167      1,238      327        603      1,785      2,416
                                                                       =======   ========  =======   ========   ========   ========

AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
8

--------------------------------------------------------------------------------





                                                                  -------------------    -------------------    -------------------
                                                                      DIVERSIFIED            DIVERSIFIED            DIVERSIFIED
                                                                       MODERATE                GLOBAL                 GLOBAL
                                                                        GROWTH                 GROWTH                  STOCK
                                                                         FUND                   FUND                   FUND
                                                                  -------------------    -------------------    -------------------
                                                                   4/1/00-    4/1/99-     4/1/00-    4/1/99-     4/1/00-    4/1/99-
                                                                   9/30/00    3/31/00     9/30/00    3/31/00     9/30/00    3/31/00
                                                                  --------   --------    --------   --------    --------   --------
OPERATIONS:
   Net investment income                                          $  2,366   $  3,656    $    947   $  1,437    $    136   $    140
   Capital gain distributions received from investments                 --      3,929          --      2,913          --      2,087
   Net realized gain from security transactions                        609      5,670       1,247      3,517       5,754      1,757
   Net change in unrealized appreciation (depreciation)
      on investments                                                (6,992)    13,826     (10,776)    18,259     (12,940)    13,668
                                                                  --------   --------    --------   --------    --------   --------
Net increase (decrease) in net assets resulting from operations     (4,017)    27,081      (8,582)    26,126      (7,050)    17,652
                                                                  --------   --------    --------   --------    --------   --------
DISTRIBUTIONS FROM:
   Net investment income:
     Class A                                                        (2,060)    (3,910)       (807)    (2,090)       (146)      (441)
     Class D                                                          (228)      (521)        (48)      (296)         --        (30)
   Net realized gains:
     Class A                                                            --     (3,298)         --     (3,484)         --     (1,366)
     Class D                                                            --       (677)         --       (853)         --       (230)
                                                                  --------   --------    --------   --------    --------   --------
   Total distributions                                              (2,288)    (8,406)       (855)    (6,723)       (146)    (2,067)
                                                                  --------   --------    --------   --------    --------   --------
CAPITAL SHARE TRANSACTIONS:
CLASS A:
   Proceeds from shares issued                                      47,193     88,324      48,944     58,285      84,534     49,403
   Reinvestment of distributions                                     1,944      6,666         771      5,307         140      1,754
   Cost of shares redeemed                                         (17,967)   (50,563)    (17,273)   (32,123)    (39,502)   (16,924)
                                                                  --------   --------    --------   --------    --------   --------
   Increase in net assets derived from Class A transactions         31,170     44,427      32,442     31,469      45,172     34,233
                                                                  --------   --------    --------   --------    --------   --------
CLASS D:
   Proceeds from shares issued                                       3,769     17,066       3,804     14,800       2,490      8,776
   Reinvestment of distributions                                       221      1,138          47      1,134          --        254
   Cost of shares redeemed                                          (1,830)    (9,377)     (2,268)    (5,780)       (647)    (3,381)
                                                                  --------   --------    --------   --------    --------   --------
   Increase in net assets derived from Class D transactions          2,160      8,827       1,583     10,154       1,843      5,649
                                                                  --------   --------    --------   --------    --------   --------
   Increase in net assets derived from capital share transactions   33,330     53,254      34,025     41,623      47,105     39,882
                                                                  --------   --------    --------   --------    --------   --------
   Net increase in net assets                                       27,025     71,929      24,588     61,026      39,819     55,467
                                                                  --------   --------    --------   --------    --------   --------
NET ASSETS:
   Beginning of period                                             230,997    159,068     158,803     97,777      99,718     44,251
                                                                  --------   --------    --------   --------    --------   --------
   End of period                                                  $258,022   $230,997    $183,391   $158,803    $139,537   $ 99,718
                                                                  --------   --------    --------   --------    --------   --------
SHARES ISSUED AND REDEEMED:
CLASS A:                                                             3,341      6,433       3,283      4,099       5,509      3,445
   Shares issued in lieu of cash distributions                         137        491          51        376           9        122
   Shares redeemed                                                  (1,276)    (3,672)     (1,171)    (2,271)     (2,544)    (1,178)
                                                                  --------   --------    --------   --------    --------   --------
     Total Class A transactions                                      2,202      3,252       2,163      2,204       2,974      2,389
                                                                  --------   --------    --------   --------    --------   --------
CLASS D:
   Shares issued                                                       268      1,257         258      1,039         166        621
   Shares issued in lieu of cash distributions                          16         84           3         81          --         18
   Shares redeemed                                                    (131)      (696)       (154)      (414)        (44)      (238)
                                                                  --------   --------    --------   --------    --------   --------
     Total Class D transactions                                        153        645         107        706         122        401
                                                                  --------   --------    --------   --------    --------   --------
   Increase in capital shares                                        2,355      3,897       2,270      2,910       3,096      2,790
                                                                  ========   ========    ========   ========    ========   ========

[table continued]

                                                                       -------------------
                                                                          DIVERSIFIED
                                                                          U.S. STOCK
                                                                             FUND
                                                                       -------------------
                                                                        4/1/00-    4/1/99-
                                                                        9/30/00    3/31/00
                                                                       --------   --------
OPERATIONS:
   Net investment income                                               $    229   $    131
   Capital gain distributions received from investments                      --      4,467
   Net realized gain from security transactions                             574      2,867
   Net change in unrealized appreciation (depreciation)
      on investments                                                     (2,468)    16,527
                                                                       --------   --------
Net increase (decrease) in net assets resulting from operations          (1,665)    23,992
                                                                       --------   --------
DISTRIBUTIONS FROM:
   Net investment income:
     Class A                                                               (231)      (518)
     Class D                                                                 --        (46)
   Net realized gains:
     Class A                                                                 --     (2,016)
     Class D                                                                 --     (1,040)
                                                                       --------   --------
   Total distributions                                                     (231)    (3,620)
                                                                       --------   --------
CAPITAL SHARE TRANSACTIONS:
CLASS A:
   Proceeds from shares issued                                           30,030     59,277
   Reinvestment of distributions                                            219      2,392
   Cost of shares redeemed                                              (12,229)   (31,705)
                                                                       --------   --------
   Increase in net assets derived from Class A transactions              18,020     29,964
                                                                       --------   --------
CLASS D:
   Proceeds from shares issued                                            4,693     22,287
   Reinvestment of distributions                                             --      1,019
   Cost of shares redeemed                                               (3,664)    (6,702)
                                                                       --------   --------
   Increase in net assets derived from Class D transactions               1,029     16,604
                                                                       --------   --------
   Increase in net assets derived from capital share transactions        19,049     46,568
                                                                       --------   --------
   Net increase in net assets                                            17,153     66,940
                                                                       --------   --------
NET ASSETS:
   Beginning of period                                                  151,973     85,033
                                                                       --------   --------
   End of period                                                       $169,126   $151,973
                                                                       --------   --------
SHARES ISSUED AND REDEEMED:
CLASS A:
   Shares Issued                                                          1,657      3,518
   Shares issued in lieu of cash distributions                               12        140
   Shares redeemed                                                         (674)    (1,865)
                                                                       --------   --------
     Total Class A transactions                                             995      1,793
                                                                       --------   --------
CLASS D:
   Shares issued                                                            265      1,351
   Shares issued in lieu of cash distributions                               --         61
   Shares redeemed                                                         (207)      (408)
                                                                       --------   --------
     Total Class D transactions                                              58      1,004
                                                                       --------   --------
   Increase in capital shares                                             1,053      2,797
                                                                       ========   ========

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST

FOR A SHARE OUTSTANDING THROUGHOUT THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED), AND THE YEARS ENDED MARCH 31,

                                    NET
                                  REALIZED
                                    AND                                     NET                                    RATIO OF NET
           NET ASSET             UNREALIZED  DISTRIBUTIONS  DISTRIBUTIONS  ASSET                         RATIO OF   INVESTMENT
             VALUE      NET    GAINS(LOSSES)   FROM NET         FROM       VALUE           NET ASSETS    EXPENSES   INCOME TO
           BEGINNING INVESTMENT     ON        INVESTMENT       CAPITAL    END OF   TOTAL     END OF     TO AVERAGE   AVERAGE
           OF PERIOD  INCOME    SECURITIES      INCOME          GAINS     PERIOD  RETURN  PERIOD (000)  NET ASSETS  NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
------------------------------------
  CLASS A
  2000*     $11.74     $0.42      $(0.10)       $(0.27)        $   --     $11.79    2.79%   $ 32,641       0.12%      4.75%
  2000**     11.60      0.49        0.34         (0.54)         (0.15)     11.74    7.53      30,969       0.12       4.27
  1999**     11.76      0.56        0.26         (0.45)         (0.53)     11.60    7.22      21,973       0.12       4.02
  1998**     10.55      0.50        1.46         (0.44)         (0.31)     11.76   19.16      13,862       0.12       4.37
  1997(1)**  10.12      0.37        0.27         (0.21)            --      10.55    6.35*      2,983       0.12       4.38
  CLASS D
  2000*     $11.66     $0.32      $(0.05)       $(0.22)        $   --     $11.71    2.32%   $ 11,400       1.12%      3.75%
  2000**     11.53      0.37        0.35         (0.44)         (0.15)     11.66    6.47      10,918       1.12       3.27
  1999**     11.70      0.40        0.30         (0.34)         (0.53)     11.53    6.19       5,107       1.12       2.98
  1998**     10.49      0.38        1.46         (0.32)         (0.31)     11.70   17.90       2,600       1.12       3.35
  1997(2)**  10.09      0.27        0.30         (0.17)            --      10.49    5.67*        603       1.12       3.37
-----------------------------
DIVERSIFIED CONSERVATIVE FUND
-----------------------------
  CLASS A
  2000*     $11.75     $0.42      $(0.47)       $(0.17)        $   --     $11.53   (0.41)%  $ 47,876       0.12%      2.97%
  2000**     11.42      0.34        0.76         (0.53)         (0.24)     11.75   10.05      45,363       0.12       2.96
  1999**     11.31      0.50        0.48         (0.29)         (0.58)     11.42    8.92      40,304       0.12       3.42
  1998**      9.62      0.33        1.78         (0.27)         (0.15)     11.31   22.35      22,125       0.12       3.12
  1997(3)**   9.26      0.26        0.35         (0.18)         (0.07)      9.62    6.54*      5,989       0.12       3.56
  CLASS D
  2000*     $11.70     $0.31      $(0.42)       $(0.11)        $   --     $11.48   (0.92)%  $ 16,050       1.12%      1.97%
  2000**     11.37      0.22        0.77         (0.42)         (0.24)     11.70    9.01      15,960       1.12       1.98
  1999**     11.27      0.38        0.48         (0.18)         (0.58)     11.37    7.84      12,405       1.12       2.41
  1998**      9.58      0.24        1.78         (0.18)         (0.15)     11.27   21.29       5,842       1.12       2.13
  1997(4)**   9.33      0.19        0.26         (0.13)         (0.07)      9.58    4.84*      1,704       1.12       2.60
----------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
----------------------------------------
  CLASS A
  2000*     $13.61     $0.14      $(0.56)       $(0.14)        $   --     $13.05   (3.11)%  $ 78,465       0.12%      2.22%
  2000**     12.14      0.31        1.81         (0.45)         (0.20)     13.61   18.04      58,455       0.12       2.47
  1999**     12.49      0.40        0.12         (0.25)         (0.62)     12.14    4.63      24,010       0.12       2.76
  1998**     10.15      0.31        2.28         (0.19)         (0.06)     12.49   25.68      13,255       0.12       2.66
  1997(5)**  10.00      0.06        0.14         (0.05)            --      10.15    1.96*         68       0.12       2.03
  CLASS D
  2000*     $13.47     $0.07      $(0.56)       $(0.07)        $   --     $12.91   (3.62)%   $ 9,796       1.12%      1.22%
  2000**     12.02      0.19        1.79         (0.33)         (0.20)     13.47   16.88       9,348       1.12       1.52
  1999**     12.38      0.30        0.10         (0.14)         (0.62)     12.02    3.54       7,142       1.12       1.79
  1998**     10.11      0.17        2.28         (0.12)         (0.06)     12.38   24.38       7,001       1.12       1.72
  1997(6)**  10.00      0.02        0.13         (0.04)            --      10.11    1.52*         85       1.12       0.60
--------------------------------
DIVERSIFIED MODERATE GROWTH FUND
--------------------------------
  CLASS A
  2000*     $14.47     $0.25      $(0.48)       $(0.15)        $   --     $14.09   (1.65)%  $217,416       0.12%      2.14%
  2000**     13.18      0.28        1.64         (0.35)         (0.28)     14.47   14.99     191,484       0.12       2.08
  1999**     13.22      0.32        0.79         (0.23)         (0.92)     13.18    8.87     131,531       0.12       2.41
  1998**     10.74      0.29        2.76         (0.25)         (0.32)     13.22   29.08      50,677       0.12       2.39
  1997(7)**  10.19      0.23        0.50         (0.16)         (0.02)     10.74    7.12*     15,440       0.12       2.64
  CLASS D
  2000*     $14.38     $0.21      $(0.51)       $(0.08)        $   --     $14.00   (2.08)%  $ 40,606       1.12%      1.14%
  2000**     13.10      0.15        1.64         (0.23)         (0.28)     14.38   14.00      39,513       1.12       1.10
  1999**     13.16      0.26        0.72         (0.12)         (0.92)     13.10    7.71      27,537       1.12       1.40
  1998**     10.67      0.18        2.76         (0.13)         (0.32)     13.16   27.99       8,935       1.12       1.37
  1997(8)**  10.21      0.15        0.44         (0.11)         (0.02)     10.67    5.71*      6,471       1.12       1.63

[table continued]

              RATIO           RATIO OF
            OF EXPENSES    NET INVESTMENT
            TO AVERAGE         INCOME
            NET ASSETS     TO AVERAGE NET
            (EXCLUDING    ASSETS (EXCLUDING  PORTFOLIO
            WAIVERS AND     WAIVERS AND       TURNOVER
           REIMBURSEMENT)  REIMBURSEMENT)       RATE
-----------------------------------------
------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
------------------------------------
  CLASS A
  2000*        0.40%            4.47%            13%
  2000**       0.41             3.98             32
  1999**       0.45             3.69             63
  1998**       1.01             3.48             52
  1997(1)**    3.65+            0.85+            27
  CLASS D
  2000*        1.36%            3.51%            13%
  2000**       1.41             2.98             32
  1999**       1.45             2.65             63
  1998**       2.27             2.20             52
  1997(2)**    N/A++             N/A++           27
-----------------------------
DIVERSIFIED CONSERVATIVE FUND
-----------------------------
  CLASS A
  2000*        0.47%            2.62%             6%
  2000**       0.45             2.63             27
  1999**       0.45             3.09             30
  1998**       0.81             2.43             24
  1997(3)**    2.75+            0.93+            65
  CLASS D
  2000*        1.39%            1.70%             6%
  2000**       1.45             1.65             27
  1999**       1.46             2.07             30
  1998**       1.91             1.34             24
  1997(4)**    3.72+            0.00+            65
----------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
----------------------------------------
  CLASS A
  2000*        0.38%            1.96%            13%
  2000**       0.44             2.15             54
  1999**       0.49             2.39             34
  1998**       0.86             1.92             30
  1997(5)**    N/A++             N/A++            3
  CLASS D
  2000*        1.37%            0.97%            13%
  2000**       1.44             1.20             54
  1999**       1.49             1.42             34
  1998**       1.93             0.91             30
  1997(6)**    N/A++             N/A++            3
--------------------------------
DIVERSIFIED MODERATE GROWTH FUND
--------------------------------
  CLASS A
  2000*        0.37%            1.89%             7%
  2000**       0.38             1.82             16
  1999**       0.50             2.03             22
  1998**       0.74             1.77             20
  1997(7)**    1.45+            1.31+            22
  CLASS D
  2000*        1.34%            0.92%             7%
  2000**       1.38             0.84             16
  1999**       1.48             1.04             22
  1998**       1.80             0.69             20
  1997(8)**    2.57+            0.18+            22



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
10

--------------------------------------------------------------------------------


                                    NET
                                  REALIZED
                                    AND                                     NET                                    RATIO OF NET
           NET ASSET             UNREALIZED  DISTRIBUTIONS  DISTRIBUTIONS  ASSET                         RATIO OF   INVESTMENT
             VALUE      NET    GAINS(LOSSES)   FROM NET         FROM       VALUE           NET ASSETS    EXPENSES   INCOME TO
           BEGINNING INVESTMENT     ON        INVESTMENT       CAPITAL    END OF   TOTAL     END OF     TO AVERAGE   AVERAGE
           OF PERIOD  INCOME    SECURITIES      INCOME          GAINS     PERIOD  RETURN  PERIOD (000)  NET ASSETS  NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
------------------------------
  CLASS A
  2000*     $15.42     $0.09      $(0.83)       $(0.09)        $   --     $14.59   (4.80)%  $150,710       0.12%      1.27%
  2000**     13.22      0.20        2.84         (0.33)         (0.51)     15.42   23.66     125,893       0.12       1.40
  1999**     13.64      0.29        0.27         (0.14)         (0.84)     13.22    4.63      78,798       0.12       1.66
  1998**     10.91      0.22        3.04         (0.19)         (0.34)     13.64   30.38      57,012       0.12       1.76
  1997(1)**  10.19      0.15        0.68         (0.10)         (0.01)     10.91    8.10*     16,049       0.12       1.74
  CLASS D
  2000*     $15.31     $0.02      $(0.83)       $(0.02)        $   --     $14.48   (5.28)%  $ 32,681       1.12%      0.27%
  2000**     13.14      0.05        2.82         (0.19)         (0.51)     15.31   22.39      32,910       1.12       0.39
  1999**     13.59      0.14        0.28         (0.03)         (0.84)     13.14    3.50      18,979       1.12       0.49
  1998**     10.87      0.10        3.04         (0.08)         (0.34)     13.59   29.22      13,949       1.12       0.72
  1997(8)**  10.24      0.06        0.63         (0.05)         (0.01)     10.87    6.69*      6,882       1.12       0.71
-----------------------------
DIVERSIFIED GLOBAL STOCK FUND
-----------------------------
  CLASS A
  2000*     $16.00     $0.09      $(1.10)       $(0.03)        $   --     $14.96   (6.35)%  $124,649       0.12%      0.35%
  2000**     12.80      0.05        3.60         (0.13)         (0.32)     16.00   28.98      85,672       0.12       0.35
  1999**     13.28      0.12        0.36         (0.03)         (0.93)     12.80    4.22      37,987       0.12       0.58
  1998**     10.04      0.15        3.31         (0.09)         (0.13)     13.28   34.70      19,730       0.12       0.85
  1997(10)** 10.00      0.02        0.05         (0.03)            --      10.04    0.67*      4,807       0.12       0.65
  CLASS D
  2000*     $15.64    $(0.02)     $(1.04)       $   --         $   --     $14.58   (6.78)%  $ 14,888       1.12%     (0.61)%
  2000**     12.59     (0.09)       3.52         (0.06)         (0.32)     15.64   27.58      14,046       1.12      (0.64)
  1999**     13.16      0.03        0.33            --          (0.93)     12.59    3.23       6,264       1.12      (0.56)
  1998**     10.01      0.01        3.31         (0.04)         (0.13)     13.16   33.38       2,910       1.12      (0.07)
  1997(6)**  10.00     (0.03)       0.06         (0.02)            --      10.01    0.31*         46       1.12      (1.06)
----------------------------
DIVERSIFIED U.S. STOCK FUND
----------------------------
  CLASS A
  2000*     $18.58     $0.13      $(0.33)       $(0.04)        $   --     $18.34   (1.08)%  $122,104       0.12%      0.59%
  2000**     15.70      0.07        3.35         (0.12)         (0.42)     18.58   22.15     105,229       0.12       0.43
  1999**     16.03      0.09        1.25         (0.03)         (1.64)     15.70    9.33      60,766       0.12       0.48
  1998**     11.38      0.08        5.53         (0.05)         (0.91)     16.03   50.40      25,357       0.12       0.57
  1997(9)**  10.27      0.07        1.09         (0.05)            --      11.38   11.33*      9,065       0.12       0.72
  CLASS D
  2000*     $18.09    $(0.04)     $(0.25)       $   --         $   --     $17.80   (1.60)%  $ 47,022       1.12%     (0.41)%
  2000**     15.36     (0.09)       3.27         (0.03)         (0.42)     18.09   20.98      46,744       1.12      (0.56)
  1999**     15.83      0.03        1.14            --          (1.64)     15.36    8.18      24,267       1.12      (0.53)
  1998**     11.32     (0.11)       5.53            --          (0.91)     15.83   48.86      13,794       1.12      (0.42)
  1997(4)**  10.36     (0.03)       1.01         (0.02)            --      11.32    9.43*      5,885       1.12      (0.39)

[table continued]

             RATIO           RATIO OF
           OF EXPENSES    NET INVESTMENT
           TO AVERAGE         INCOME
           NET ASSETS     TO AVERAGE NET
           (EXCLUDING    ASSETS (EXCLUDING  PORTFOLIO
           WAIVERS AND     WAIVERS AND       TURNOVER
          REIMBURSEMENT)  REIMBURSEMENT)       RATE
------------------------------------------------------
------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
------------------------------
  CLASS A
  2000*        0.41%            0.98%             5%
  2000**       0.45             1.07             17
  1999**       0.50             1.28             18
  1998**       0.72             1.16             15
  1997(1)**    1.53+            0.33+            13
  CLASS D
  2000*        1.36%            0.03%             5%
  2000**       1.45             0.06             17
  1999**       1.50             0.11             18
  1998**       1.76             0.08             15
  1997(8)**    2.56+           (0.73)+           13
-----------------------------
DIVERSIFIED GLOBAL STOCK FUND
-----------------------------
  CLASS A
  2000*        0.34%            0.13%            26%
  2000**       0.37             0.10             13
  1999**       0.50             0.20             30
  1998**       1.13            (0.16)            10
  1997(10)**   2.13+           (1.36)+           --
  CLASS D
  2000*        1.33%           (0.82)%           26%
  2000**       1.37            (0.89)            13
  1999**       1.50            (0.94)            30
  1998**       2.52            (1.47)            10
  1997(6)**    N/A++             N/A++           --
----------------------------
DIVERSIFIED U.S. STOCK FUND
----------------------------
  CLASS A
  2000*        0.40%            0.31%             9%
  2000**       0.41             0.14             12
  1999**       0.49             0.11             30
  1998**       0.80            (0.11)            21
  1997(9)**    1.84+           (1.00)+           28
  CLASS D
  2000*        1.35%           (0.64)%            9%
  2000**       1.41            (0.85)            12
  1999**       1.50            (0.91)            30
  1998**       1.82            (1.12)            21
  1997(4)**    2.75+           (2.02)+           28


    + RATIOS REFLECT THE IMPACT OF THE INITIAL LOW LEVEL OF AVERAGE NET ASSETS
      ASSOCIATED WITH COMMENCEMENT OF OPERATIONS.
   ++ RATIO IS NOT MEANINGFUL DUE TO LOW LEVEL OF ASSETS AND BECAUSE SEI
      INVESTMENTS WILL BEAR ALL EXPENSES EXCEEDING SPECIFIC LIMITATIONS.
    * FOR THE SIX MONTHS ENDED 9/30/00. ALL RATIOS, EXCLUDING TOTAL RETURN, HAVE BEEN ANNUALIZED.
   ** PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE
      SHARES FOR EACH PERIOD.
  (1) COMMENCED OPERATIONS 6/13/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
  (2) COMMENCED OPERATIONS 6/21/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
  (3) COMMENCED OPERATIONS 6/26/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
  (4) COMMENCED OPERATIONS 7/1/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
  (5) COMMENCED OPERATIONS 12/13/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
  (6) COMMENCED OPERATIONS 12/5/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
  (7) COMMENCED OPERATIONS 6/10/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
  (8) COMMENCED OPERATIONS 5/30/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
  (9) COMMENCED OPERATIONS 5/13/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 (10) COMMENCED OPERATIONS 12/9/96. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 2000 (UNAUDITED)

1.   ORGANIZATION
SEI Asset Allocation Trust, (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995 and had no operations through May 12, 1996, other than those related to organizational matters and the sale of initial shares to SEI Investments Fund Management (the "Manager"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with seven diversified Funds:
Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund. Each Fund offers shareholders the opportunity to invest in certain underlying Funds, which are separately-managed series of the following investment companies: SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, Class A Shares and Class D Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of each Fund's investment objectives, policies and strategies.

2.   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds.
     SECURITY VALUATION -- The assets of each Fund consist primarily of the investments in the underlying Funds, which are valued at their respective net asset values.
     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is required in the accompanying financial statements.
     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.
     CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.
     EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.
     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.
     USES OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------






3. INVESTMENT ADVISORY, MANAGEMENT, DISTRIBUTION AND SHAREHOLDER SERVICING AGREEMENTS
Under the Investment Advisory Agreement with the Trust, SEI Investments Management Corporation ("SIMC" or the "Adviser") acts as the investment adviser to each Fund. For its investment advisory services to the Trust, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .10% of each Fund's average daily net assets.
     Under the Administration Agreement with the Trust, the Manager provides the Trust with overall management services and shareholder servicing. For these services to the Funds, the Manager is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of each Fund. The Manager and the Adviser have agreed to waive their fee so that the total annual expenses of each fund will not exceed the expense limitations adopted by the Manager. This waiver may be terminated by the Manager and Adviser at any time at their sole discretion. In the event that the total annual expenses of the Fund, after reflecting a waiver of all fees by the Manager and the Adviser, exceed the specific limitation, the Manager has agreed to bear such excess.
     SEI Investments Distribution Company (the "Distributor"), a wholly-owned subsidiary of SEI Investments, serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Trustees of the Trust have adopted a distribution and service plan for the Trust's Class D shares (the "Class D Plan") pursuant to Rule 12b-1 under the 1940 Act. The Class D Plan provides for payments to the distributor for distribution-related services at an annual rate of .75% of each Fund's average daily net assets attributable to Class D Shares. In addition, each Fund pays the Distributor a fee in connection with the ongoing servicing of shareholder accounts owning such Class D Shares, calculated and payable monthly, at an annual rate of .25% of the value of the average daily net assets attributable to Class D Shares of the Fund.

4.   ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES
Organizational costs have been capitalized by the Trust and are being amortized over 60 months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. These costs include legal fees of approximately $50,000 for organizational work performed by a law firm of which an officer and Trustee of the Trust are Partners. In addition, there are fees paid to the law firm for current legal services rendered.

     Certain officers of the Trust are also officers of the Manager and Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of affiliated officers and Trustees of the Trust is paid by the Manager.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 2000 (UNAUDITED)

5.   INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities during the period ended September 30, 2000, were as follows:

                                                  Total
                                                  (000)
                                                 -------
Diversified Conservative Income Fund
PURCHASES                                        $ 5,721
SALES                                              4,407

Diversified Conservative Fund
PURCHASES                                          7,348
SALES                                              3,777

Diversified Global Moderate Growth Fund
PURCHASES                                         27,063
SALES                                              9,660

Diversified Moderate Growth Fund
PURCHASES                                         42,488
SALES                                             15,517

Diversified Global Growth Fund
PURCHASES                                         43,312
SALES                                              9,359

Diversified Global Stock Fund
PURCHASES                                         74,173
SALES                                             29,816

Diversified U.S. Stock Fund
PURCHASES                                         29,674
SALES                                             13,632

At September 30, 2000, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at September 30, 2000, for each Fund is as follows:

                                                  NET
                    APPRECIATED  DEPRECIATED  UNREALIZED
                    SECURITIES   SECURITIES  APPRECIATION
                       (000)        (000)        (000)
                    -----------  ----------- ------------
Diversified
   Conservative
   Income             $ 1,163     $  (518)     $   645
Diversified
   Conservative         4,291      (2,535)       1,756
Diversified
   Global
   Moderate
   Growth               3,375      (2,534)         841
Diversified
   Moderate
   Growth              18,639      (6,018)      12,621
Diversified
   Global
   Growth              19,314      (5,841)      13,473
Diversified
   Global Stock         8,339      (4,701)       3,638
Diversified
   U.S. Stock          23,715      (1,791)      21,924

                                      NOTES

                                      NOTES

--------------------------------------------------------------------------------
SEI ASSET ALLOCATION TRUST
--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
September 30, 2000

Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER AND CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Lydia A. Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY
Timothy D. Barto
VICE PRESIDENT AND ASSISTANT SECRETARY
Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
James R. Foggo
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY
John H. Grady, Jr.
ASSISTANT SECRETARY

INVESTMENT ADVISER
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP

THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION CALL 1O800ODIALOSEI/1O800O342O5734

[SEI logo omitted]

INVESTMENTS
DISTRIBUTION
CO.
Oaks, PA 19456
800-DIAL-SEI/800-342-5734

SEI-F-118 (9/00)